Summary of Cash Flow Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 408,056	$ 218,893	$ 157,701
Net cash generated from (used in) investing activities	(39,770)	(129,294)	(20,231)
Net cash used in financing activities	87,149	(122,600)	(163,662)
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	211,049	109,216	222,265
Net cash generated from (used in) investing activities	14,427	(32,406)	24,415
Net cash used in financing activities	$ (117,616)	$ (71,151)	$ (277,895)